ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Incorporated date	Jan. 26, 2017
Net loss	$ 658,663	$ 588,050
Working capital deficit	1,106,879	4,435,427
Operating activities	312,264	506,660
Cash	26,650	$ 33,579
Investor [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 1,000,000
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Ownership percentage	100.00%